UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):    [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Children's Investment Fund Management (UK) LLP

Address:   7 Clifford Street
           London W1S 2WE
           England


Form 13F File Number: 028-11900


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
Title:  Head of Compliance
Phone:  +44 20 7440 2330

Signature,  Place,  and  Date  of  Signing:

/s/ Angus Milne                    London, United Kingdom        2/14/2011
---------------------------  ---------------------------------  ----------
    [Signature]                    [City, State]                  [Date]


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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:     $ 2,385,171
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                 SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP    VALUE    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------   --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
CBS CORP NEW                  CL B           124857202   38,468  2,019,336 SH       SOLE       N/A       2,019,336      0    0
CME GROUP INC                 COM            12572Q105   92,124    286,321 SH       SOLE       N/A         286,321      0    0
COCA COLA CO                  COM            191216100  327,078  4,973,060 SH       SOLE       N/A       4,973,060      0    0
DISNEY WALT CO                COM DISNEY     254687106  457,626 12,200,105 SH       SOLE       N/A      12,200,105      0    0
MOLSON COORS BREWING CO       CL B           60871R209  306,879  6,114,353 SH       SOLE       N/A       6,114,353      0    0
ORACLE CORP                   COM            68389X105    5,538    176,920 SH       SOLE       N/A         176,920      0    0
ROYAL BK SCOTLAND GROUP PLC   SPON ADR SER H 780097879      653     30,914 SH       SOLE       N/A          30,914      0    0
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S  780097739    8,073    543,969 SH       SOLE       N/A         543,969      0    0
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T  780097713    7,925    490,433 SH       SOLE       N/A         490,433      0    0
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q 780097754    1,605    106,800 SH       SOLE       N/A         106,800      0    0
UNION PAC CORP                COM            907818108  187,964  2,028,539 SH       SOLE       N/A       2,028,539      0    0
VIACOM INC NEW                CL B           92553P201  488,993 12,345,184 SH       SOLE       N/A      12,345,184      0    0
VISA INC                      COM CL A       92826C839  328,336  4,665,190 SH       SOLE       N/A       4,665,190      0    0
WELLPOINT INC                 COM            94973V107  133,909  2,355,062 SH       SOLE       N/A       2,355,062      0    0